FINANCIAL INSTRUMENTS AND RELATED RISKS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of liquidity risk [Table Text Block]
Balance, as at March 31, 2022	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	1,725,622	-	-
Lease liability	149,317	132,555	-
Long-term debt	950,930	998,070	-

Balance, as at March 31, 2021	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	373,103	-	-
Lease liability	122,452	281,873	-